Subsequent events:	12 Months Ended
Mar. 31, 2011
Subsequent events:

26. Subsequent events:

Dividends for the second half of the fiscal year ending March 31, 2011

Subsequent to March 31, 2011, the Company’s Board of Directors declared a cash dividend of ¥6,232 million ($74,949 thousand) payable on June 1, 2011 to stockholders as of March 31, 2011.